Allowance for Bad Debts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at Beginning of Period	$ 163	$ 251
Additions Charged to Expense	0	0
Deductions	(163)	(88)
Balance at End of Period	$ 0	$ 163